Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2017
Stockholders' Equity and Regulatory Capital [Abstract]
Schedule of minimum capital ratios

As of June 30, 2017

					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,638	30.0%	$7,893	4.5%	N/A	N/A
First Federal of Hazard	18,015	46.7	1,737	4.5	$2,509	6.5%
First Federal of Kentucky	30,126	25.1	6,144	4.5	8,874	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,638	30.0	10,524	6.0	N/A	N/A
First Federal of Hazard	18,015	46.7	2,316	6.0	3,087	8.0
First Federal of Kentucky	30,126	25.1	8,191	6.0	10,922	8.0

Total capital ratio
Kentucky First Federal	54,171	30.9	14,032	8.0	N/A	N/A
First Federal of Hazard	18,498	47.9	3,087	8.0	3,859	10.0
First Federal of Kentucky	31,059	22.8	10,922	8.0	13,652	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,638	18.4	11,427	4.0	N/A	N/A
First Federal of Hazard	18,015	26.6	2,707	4.0	3,383	5.0
First Federal of Kentucky	30,126	13.4	8,971	4.0	11,214	5.0

As of June 30, 2016

					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,977	31.4%	$7,597	4.5%	N/A	N/A
First Federal of Hazard	18,035	50.1	1,618	4.5	$2,338	6.5%
First Federal of Kentucky	30,448	22.8	6,016	4.5	8,689	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,977	31.4	10,129	6.0	N/A	N/A
First Federal of Hazard	18,035	50.1	2,158	6.0	2,877	8.0
First Federal of Kentucky	30,448	22.8	8,021	6.0	10,694	8.0

Total capital ratio
Kentucky First Federal	54,512	32.3	13,506	8.0	N/A	N/A
First Federal of Hazard	18,486	51.4	2,877	8.0	3,597	10.0
First Federal of Kentucky	31,412	23.5	10,694	8.0	13,368	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,977	19.0	11,183	4.0	N/A	N/A
First Federal of Hazard	18,035	24.7	2,927	4.0	3,658	5.0
First Federal of Kentucky	30,448	14.2	8,584	4.0	10,730	5.0